Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2014 Segment	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Continuing Operations [Member]	Mar. 31, 2013 Continuing Operations [Member]	Mar. 31, 2012 Continuing Operations [Member]	Mar. 31, 2014 Discontinued Operations [Member]	Mar. 31, 2013 Discontinued Operations [Member]	Mar. 31, 2012 Discontinued Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Percentage of equity interest attributable to the Company	20.00%
Advertising expenses						$ 151,027	$ 223,682	$ 81,098	$ 5,074	$ 7,489	$ 1,754
Design and development costs						498,068	366,001	284,499	331,424	454,648	442,459
Shipping and handling costs						202,112	167,411	82,290	54,729	160,384	857,449
Inbound freight costs						31,986	21,434	20,922	0	0	70,279
Number of business segments	2
Warranty costs accrued	869,734	403,627	729,528	296,410
Minimum percentage of after tax profit set aside for general reserve	10.00%
Percentage of cumulative general reserve that of registered capital	50.00%
Minimum percentage of after tax profit set aside for statutory surplus reserve					10.00%
Percentage of statutory surplus reserve that of registered capital	50.00%
After tax income transferred to statutory reserve	$ 101,868	$ 1,238,361